Accounts Receivable, Net - Schedule of Changes of Allowance for Credit Loss for Accounts Receivable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowance for Credit Loss for Other Receivables and Other Current Assets [Abstract]
Beginning balance	$ 2,082,442	$ 1,731,517
Allowance for expected credit loss	128,265	263,972
Write-off against allowance	(383,878)
Exchange rate difference	113,805	86,953
Ending balance	$ 1,940,634	$ 2,082,442